Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	€ 12,350	€ 2,837	€ 4,410
Attributable to equity holders of Sanofi	12,314	2,806	4,306
Attributable to non-controlling interests	36	31	104
Other comprehensive income:
Actuarial gains/(losses)	(268)	(382)	201
Change in fair value of equity instruments included in financial assets and financial liabilities	320	106	(537)
Tax effects	(40)	113	31
Items not subsequently reclassifiable to profit or loss	12	(163)	(305)
Change in fair value of debt instruments included in financial assets	15	28	(4)
Change in fair value of cash flow hedges	4	(13)	3
Change in currency translation differences	(3,978)	751	1,194
Tax effects	(63)	47	71
Items subsequently reclassifiable to profit or loss	(4,022)	813	1,264
Other comprehensive income for the period, net of taxes	(4,010)	650	959
Comprehensive income	8,340	3,487	5,369
Comprehensive income, attributable to equity holders of Sanofi	8,324	3,457	5,269
Comprehensive income, attributable to non-controlling interests	€ 16	€ 30	€ 100